Commitments and Contingencies - Schedule of Weighted-average Remaining Lease Term and Discount Rate (Detail)	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
Weighted-average remaining lease term (in years)	2 years 4 months 24 days	3 years 4 months 24 days
Weighted-average discount rate	8.80%	8.80%